Operating expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Staff costs:
Salaries and social security costs	£ 1,989	£ 1,938	£ 1,908
Pensions and other post-retirement benefit schemes (note 7)	276	257	270
Restructuring and other staff costs	122	40	294
Staff costs	2,387	2,235	2,472
Other Expense [Abstract]
Premises and equipment cost	289	243	260
Depreciation and amortisation	1,787	1,729	1,748
UK bank levy	0	130	0
Regulatory and legal provisions (note 14)	39	931	37
Other	1,504	1,558	1,228
Operating expenses before adjustment for:	6,006	6,826	5,745
Amounts attributable to the acquisition of insurance and participating investment contracts	(79)	(102)	(89)
Amounts reported within insurance service expenses	(210)	(198)	(216)
Total operating expenses	5,717	6,526	5,440
Adjustments for profit (loss) on disposal of operating lease assets	£ (32)	£ (7)	£ (3)